Inventories (Tables)	3 Months Ended	12 Months Ended
	Jul. 25, 2014	Apr. 25, 2014
Inventory Disclosure [Abstract]
Schedule of Inventory, Net of Reserves

Inventories are stated at the lower of cost or market, with cost determined on a first-in, first-out basis. Inventory balances are as follows:

(in millions)	July 25, 2014	April 25, 2014
Finished goods	$1,235	$1,196
Work in process	283	247
Raw materials	318	282

Total	$1,836	$1,725

Inventory balances are as follows:

(in millions)	April 25, 2014	April 26, 2013
Finished goods	$1,196	$1,174
Work in process	247	248
Raw materials	282	290

Total	$1,725	$1,712